UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.8%
	COMMUNICATIONS – 6.0%
6,215	Comcast Corp. - Class A	$353,509
717	Google, Inc. - Class C*	436,237
2,665	Walt Disney Co.	272,363
		1,062,109

	CONSUMER DISCRETIONARY – 14.3%
662	Amazon.com, Inc.*	338,871
25,031	Ascena Retail Group, Inc.*	348,181
11,814	Gildan Activewear, Inc.[1]	356,310
6,153	LKQ Corp.*	174,499
6,695	Michaels Cos., Inc.*	154,655
1,914	Snap-on, Inc.	288,899
5,000	Starbucks Corp.	284,200
3,285	TJX Cos., Inc.	234,615
5,565	VF Corp.	379,589
		2,559,819

	CONSUMER STAPLES – 9.6%
4,250	Dollar General Corp.	307,870
3,596	Edgewell Personal Care Co.	293,434
2,915	Estee Lauder Cos., Inc. - Class A	235,182
1,930	JM Smucker Co.	220,194
3,355	Nestle S.A. - ADR[1]	252,430
5,086	TreeHouse Foods, Inc.*	395,640
		1,704,750

	ENERGY – 4.1%
2,785	Cameron International Corp.*	170,776
1,474	Concho Resources, Inc.*	144,894
1,830	EOG Resources, Inc.	133,224
3,355	Halliburton Co.	118,599
2,385	Schlumberger Ltd.[1]	164,494
		731,987

	FINANCIALS – 16.9%
6,856	Air Lease Corp. - Class A	211,987
1,028	Alliance Data Systems Corp.*	266,231
6,845	American International Group, Inc.	388,933
1,820	Berkshire Hathaway, Inc. - Class B*	237,328
25,505	FNB Corp.	330,290
9,105	FNF Group	322,954
3,545	JPMorgan Chase & Co.	216,139
3,652	Reinsurance Group of America, Inc.	330,835
19,570	Umpqua Holdings Corp.	318,991

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
5,624	Visa, Inc. - Class A	$391,768
		3,015,456

	HEALTH CARE – 16.6%
3,347	Bio-Techne Corp.	309,464
3,120	Danaher Corp.	265,855
2,181	Gilead Sciences, Inc.	214,152
14,359	Hologic, Inc.*	561,868
2,052	Johnson & Johnson	191,554
3,136	Medtronic PLC[1]	209,924
1,163	Mettler-Toledo International, Inc.*	331,153
2,367	Perrigo Co.[1]	372,258
6,056	Roche Holding A.G. - ADR[1]	199,545
2,600	UnitedHealth Group, Inc.	301,626
		2,957,399

	INDUSTRIALS – 9.9%
5,099	Amphenol Corp. - Class A	259,845
1,492	FedEx Corp.	214,818
3,275	Honeywell International, Inc.	310,110
811	Precision Castparts Corp.	186,295
2,430	Roper Industries, Inc.	380,781
2,960	Stericycle, Inc.*	412,357
		1,764,206

	MATERIALS – 4.2%
1,249	3M Co.	177,071
2,722	Carlisle Cos., Inc.	237,848
3,898	PPG Industries, Inc.	341,816
		756,735

	TECHNOLOGY – 14.2%
4,751	Adobe Systems, Inc.*	390,627
5,170	Apple, Inc.	570,251
9,850	Aspen Technology, Inc.*	373,414
4,380	Guidewire Software, Inc.*	230,300
2,305	IHS, Inc. - Class A*	267,380
6,054	NXP Semiconductor N.V.* 1	527,122
2,375	Red Hat, Inc.*	170,715
		2,529,809

	TOTAL COMMON STOCKS (Cost $15,588,649)	17,082,270

Segall Bryant & Hamill All Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 4.3%
$768,656	UMB Money Market Fiduciary, 0.01%[2]	$768,656

	TOTAL SHORT-TERM INVESTMENTS (Cost $768,656)	768,656

	TOTAL INVESTMENTS – 100.1% (Cost $16,357,305)	17,850,926
	Liabilities in Excess of other assets – (0.1)%	(12,024)

	TOTAL NET ASSETS – 100.0%	$17,838,902

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.5%
	COMMUNICATIONS – 1.6%
32,935	EarthLink Holdings Corp.	$256,234
53,155	Marchex, Inc. - Class B	214,215
		470,449

	CONSUMER DISCRETIONARY – 11.7%
21,297	Arctic Cat, Inc.	472,367
27,805	Chico's FAS, Inc.	437,373
10,350	Children's Place, Inc.	596,884
49,430	Crocs, Inc.*	638,883
11,440	Finish Line, Inc. - Class A	220,792
8,286	FTI Consulting, Inc.*	343,952
12,470	KB Home	168,969
10,957	Rent-A-Center, Inc.	265,707
23,841	West Marine, Inc.*	209,324
		3,354,251

	CONSUMER STAPLES – 2.6%
20,100	Dean Foods Co.	332,052
7,925	Flowers Foods, Inc.	196,065
8,752	Orchids Paper Products Co.	228,427
		756,544

	ENERGY – 5.2%
43,110	Bonanza Creek Energy, Inc.*	175,458
16,576	Carrizo Oil & Gas, Inc.*	506,231
3,330	EnerSys, Inc.	178,421
10,050	Gulfmark Offshore, Inc.	61,406
16,720	Parsley Energy, Inc. - Class A*	251,970
260,666	PetroQuest Energy, Inc.*	304,979
		1,478,465

	FINANCIALS – 22.9%
21,128	Ameris Bancorp	607,430
23,356	Bank Mutual Corp.	179,374
8,755	BankUnited, Inc.	312,991
6,710	Banner Corp.	320,537
14,205	Capstead Mortgage Corp. - REIT	140,488
19,021	Chimera Investment Corp. - REIT	254,311
9,276	Equity Commonwealth - REIT*	252,678
16,397	First Busey Corp.	325,808
15,920	First Community Bancshares, Inc.	284,968
29,195	First Horizon National Corp.	413,985
34,861	First Niagara Financial Group, Inc.	355,931
14,964	Hanmi Financial Corp.	377,093
48,687	Investors Bancorp, Inc.	600,798

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
7,521	Lakeland Financial Corp.	$339,573
10,655	Renasant Corp.	350,017
8,470	Simmons First National Corp. - Class A	405,967
20,525	TFS Financial Corp.	354,056
31,380	Umpqua Holdings Corp.	511,494
10,230	Urstadt Biddle Properties, Inc. - Class A - REIT	191,710
		6,579,209

	HEALTH CARE – 8.1%
12,145	Alere, Inc.*	584,782
92,168	Alphatec Holdings, Inc.*	30,415
3,915	Hill-Rom Holdings, Inc.	203,541
6,943	LHC Group, Inc.*	310,838
35,824	Orthofix International N.V.* 1	1,209,060
		2,338,636

	INDUSTRIALS – 20.1%
7,085	Applied Industrial Technologies, Inc.	270,293
5,510	Astec Industries, Inc.	184,640
20,185	AZZ, Inc.	982,808
6,660	Dynamic Materials Corp.	63,536
5,085	EMCOR Group, Inc.	225,011
27,341	ESCO Technologies, Inc.	981,542
4,040	Esterline Technologies Corp.*	290,436
54,307	Great Lakes Dredge & Dock Corp.*	273,707
21,430	GSI Group, Inc.* 1	272,804
7,445	ITT Corp.	248,886
21,280	Kennametal, Inc.	529,659
24,781	NN, Inc.	458,449
3,395	Orbital ATK, Inc.	243,999
5,280	Oshkosh Corp.	191,822
10,275	Watts Water Technologies, Inc. - Class A	542,725
		5,760,317

	MATERIALS – 8.1%
44,683	Harsco Corp.	405,275
10,250	Innospec, Inc.	476,727
4,704	Minerals Technologies, Inc.	226,545
31,517	Myers Industries, Inc.	422,328
19,567	PH Glatfelter Co.	336,944
34,678	Schnitzer Steel Industries, Inc. - Class A	469,540
		2,337,359

	TECHNOLOGY – 11.5%
149,594	Aviat Networks, Inc.*	155,578
90,020	Axcelis Technologies, Inc.*	240,353

Segall Bryant & Hamill Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
7,025	CommVault Systems, Inc.*	$238,569
76,994	Electro Scientific Industries, Inc.	357,252
138,373	Extreme Networks, Inc.*	464,933
21,371	Logitech International S.A.[1]	280,174
18,040	Photronics, Inc.*	163,442
32,995	Polycom, Inc.*	345,788
21,236	QLogic Corp.*	217,669
54,125	Radisys Corp.*	146,138
10,475	Tessera Technologies, Inc.	339,495
15,135	Xura, Inc.*	338,721
		3,288,112

	UTILITIES – 1.7%
5,640	American States Water Co.	233,496
8,110	New Jersey Resources Corp.	243,543
		477,039

	TOTAL COMMON STOCKS (Cost $27,761,820)	26,840,381

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 5.7%
$1,639,948	UMB Money Market Fiduciary, 0.01%[2]	1,639,948

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,639,948)	1,639,948

	TOTAL INVESTMENTS – 99.2% (Cost $29,401,768)	28,480,329
	Other assets in Excess of liabilities – 0.8%	226,641

	TOTAL NET ASSETS – 100.0%	$28,706,970

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Note 1 – Organization
Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation. The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At September 30, 2015, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2015 (Unaudited)

	All Cap Fund	Small Cap Value Fund
Cost of investments	$16,378,794	$29,405,933

Gross unrealized appreciation	$2,009,567	$2,623,436
Gross unrealized depreciation	(537,435)	(3,549,040)
Net unrealized appreciation (depreciation) on investments	$1,472,132	$(925,604)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2015, in valuing the Funds’ assets carried at fair value:

All Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$17,082,270	$-	$-	$17,082,270
Short-Term Investments	768,656	-	-	768,656
Total	$17,850,926	$-	$-	$17,850,926

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$26,840,381	$-	$-	$26,840,381
Short-Term Investments	1,639,948	-	-	1,639,948
Total	$28,480,329	$-	$-	$28,480,329

*	The Funds did not hold any Level 2 or 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/25/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/25/15